Applicable laws and regulations - Schedule of applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Applicable laws and regulations
Capital funds	$ 1,206,753	$ 1,072,110
Risk-weighted assets	$ 8,898,408	$ 8,117,913
Capital adequacy index	13.60%	13.20%